UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Senior Vice President
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          August 13, 2001

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   100

Form 13F information Table Value Total:   $278,594



List of Other Included Managers:


     FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100          887   18,466                                        18466
AIR PRODUCTS       COM   009158106          248    5,431                                         5431
AMERICAN EXPRESS   COM   025816109          309    7,964                                         7964
AMERICAN GENERAL   COM   026351106          636   13,700                                        13700
AMERICAN HOME PRO  COM   026609107         3263   55,840                                        55840
AMERICAN INTL      COM   026874107         6214   72,257                                        72257
AMGEN              COM   031162100          240    3,950                                         3950
ANHEUSER BUSCH     COM   035229103         3700   89,800                                        89800
AOL TIME WARNER    COM   00184A105          210    3,960                                         3960
ATMI, INC.         COM   00207R101          597   19,900                                        19900
AUTOMATIC DATA     COM   053015103         4698   94,536                                        94536
BANK OF NEW YORK   COM   064057102         1859   38,721                                        38721
BAXTER INTL        COM   071813109          685   13,970                                        13970
BECTON DICKINSON   COM   075887109         1745   48,750                                        48750
BELL MICROPROD.    COM   078137106         3110  260,000                                       183000              77,000
BELL SOUTH         COM   079860102          254    6,307                                         6307
BPA AMOCO          COM   055622104         1064   21,351                                        21351
BRISTOL MYERS      COM   110122108         4064   77,705                                        77705
CAPITAL AUTOMOTIV  COM   139733109         5315  295,250                                       245250             50,000
CARPENTER TECH     COM   144285103          408   13,919                                        13919
CEDAR FAIR L.P     COM   150185106          442   19,400                                        19400
CHEVRON            COM   166751107          273    3,013                                         3013
CHUBB              COM   171232101          235    3,030                                         3030
CITIGROUP          COM   172967101          388    7,351                                         7351
COLGATE PALMOLIVE  COM   194162103         2753   46,673                                        46673
CVS                COM   126650100         2688   69,650                                        69650
CREE RESEARCH      COM   225447101         1334   51,040                                        33040             18,000
CONAGRA            COM   205887102          939   47,400                                        47400

  COLUMN TOTALS                           48558

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
DAKTRONICS         COM   234264109        10231  664,750                                       482750             182,000
DOVER CORP         COM   260003108         2029   53,900                                        53900
DUKE ENERGY        COM   264399106          403   10,333                                        10333
DU PONT            COM   263534109          280    5,798                                         5798
EMBREX             COM   290817105         3629  233,250                                       183250              50,000
EDGE PETROLEUM     COM   279862106         3120  533,251                                       431251             102,000
EMERSON ELECTRIC   COM   291011104          565    9,344                                         9344
EVERGREEN RES      COM   299900308          618   16,250                                        16250
FIRST UNION        COM   337358105         3239   92,708                                        92708
GENERAL ELECTRIC   COM   369604103        12830  263,179                                       263179
GENTEX             COM   371901109         5897  211,600                                       137500             74,100
GILLETTE           COM   375766102          287    9,900                                         9900
GLAXO HOLDINGS     COM   37733W105          504    8,973                                         8973
W W GRAINGER       COM   384802104          410    9,951                                         9951
H J HEINZ          COM   423074103         1194   29,212                                        29212
HERSHEY FOODS      COM   427866108          886   14,351                                        14351
HEWLETT PACKARD    COM   429236103         1603   56,051                                        56051
IBM                COM   459200101         1027    9,091                                         9091
INTEL              COM   458140100         2506   85,686                                        85686
JOHNSON & JOHNSON  COM   478160104          517   10,344                                        10344
KENSEY NASH        COM   490057106         7389  441,400                                       320400             121,000
KIMBERLY CLARK     COM   494368103         4395   78,625                                        78625
LILLY, ELI         COM   532457108         3857   52,126                                        52126
LITHIA MOTORS      COM   536797103         5370  319,650                                       225050              94,600

  COLUMN TOTALS                           72786


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
MEADE INSTRUMENT   COM   583062104         3931  584,150                                       479150            106,000
MEASUREMENT SPEC.  COM   583421102         4854  289,775                                       170975            118,800
MEDTRONIC          COM   585055106         3442   74,800                                        74800
McGRAW HILL        COM   580645109         1093   16,516                                        16516
MELLON BANK        COM   58551A108         6529  141,926                                       141926
MERCK              COM   589331107         3451   53,994                                        53994
MICROSOFT          COM   594918104         4195   57,472                                        57472
J P MORGAN         COM   616880100          544   12,000                                        12000
NCI BUILDING       COM   628852105         2920  160,020                                        88520              71,500
OMNICOM            COM   681919106         7147   83,100                                        83100
PARKWAY PROP       COM   70159Q104         6295  178,568                                       119668              58,900
PENN NATL GAMING   COM   707569109        10483  412,709                                       307709             105,000
PEPSICO            COM   713448108         2363   53,472                                        53472
PERF. FOOD GROUP   COM   713755106         6580  238,850                                       173050              65,800
PFIZER             COM   717081103          792   19,781                                        19781
PLANTRONICS        COM   727493108         2291   98,950                                        64150              34,800
PROCTOR & GAMBLE   COM   742718109         2376   37,237                                        37237

  COLUMN TOTALS                           69286
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
PNC BANC CORP      COM   693475105          728   11,073                                        11073
PHARMACIA  CORP    COM   71713U102         4954  107,810                                       107810
PRIMA ENERGY       COM   741901201         1243   51,600                                        28600              23,000
Q-LOGIC            COM   747277101        14537  225,556                                       195756              29,800
QUIXOTE            COM   749056107         1883   65,900                                        37900              28,000
RICHARDSON ELEC.   COM   763165107         5105  364,660                                       270860              93,800
ROCK OF AGES       COM   772632105          800  158,100                                        38800             119,300
ROYAL DUTCH        COM   780257705          309    5,300                                         5300
SBC COMMUNICATION  COM   78387G103         3768   94,063                                        94063
SCHERING PLOUGH    COM   806605101         3431   94,687                                        94687
SARA LEE           COM   803111103          627   33,129                                        33129
SCHLUMBERGER       COM   806857108          578   10,981                                        10981
SCHWAB             COM   808513105         1245   81,375                                        81375
SIPEX              COM   829909100         3032  200,905                                       162905              38,000
STATE ST CORP      COM   857473102         1094   22,100                                        22100
SERVICEMASTER      COM   817615107          168   15,666                                        15666
STORAGE USA        COM   861907103         3678  102,163                                        70163              32,000
STRYKER CORP       COM   863667101          669   12,200                                        12200
SYSCO CORP         COM   871829107         3918  144,293                                       144293
A T & T CORP.      COM   001957109          465   21,145                                        21145
TEXACO             COM   881694103          357    5,359                                         5359
TEXTRON            COM   883203101          202    3,666                                         3666
TYCO INT'L         COM   902124106        10471  192,125                                       192125
UNITED TECHNOLOGI  COM   913017109         2010   27,438                                        27438
UNIVERSAL ELECT.   COM   913483103         4109  228,300                                       173300              55,000
VERIZON            COM   92343V104         2148   40,157                                        40157
WALGREEN           COM   931422109         3069   89,866                                        89866
WILLIAMS COS       COM   969457100          926   28,103                                        28103
WILLIAMS COMMUN    COM   969455104           68   23,016                                        23016
EXXON MOBIL        COM   30231G102         7970   91,243                                        91243
DENTSPLY INTL      COM   249030107         4402   99,265                                        99265
  COLUMN TOTALS                           87964
   FINAL TOTAL                         $278,594
